UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

SHORT TERM YIELD PORTFOLIO

FORM N-Q

APRIL 30, 2018

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 8.1%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Daimler Finance NA LLC, Senior Notes (3 mo. USD LIBOR + 0.250%)	2.037%	11/5/18	$500,000	$500,292	(a)(b)

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Exxon Mobil Corp., Senior Notes (3 mo. USD LIBOR + 0.780%)	2.786%	3/1/19	875,000	880,735	(a)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.580%)	2.391%	11/10/18	335,000	335,957	(a)
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.261%	5/11/20	248,000	250,058	(a)

TOTAL ENERGY				1,466,750

FINANCIALS - 5.9%
Banks - 4.6%
Australia & New Zealand Banking Group Ltd., Senior Notes (3 mo. USD LIBOR + 0.660%)	2.931%	9/23/19	825,000	830,818	(a)(b)
Citibank N.A., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.030%	11/9/18	1,000,000	1,000,709	(a)
Commonwealth Bank of Australia, Senior Notes (3 mo. USD LIBOR + 0.640%)	2.434%	11/7/19	250,000	251,476	(a)(b)
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 0.580%)	2.605%	9/6/19	560,000	562,988	(a)(b)
DBS Group Holdings Ltd., Senior Notes (3 mo. USD LIBOR + 0.490%)	2.537%	6/8/20	300,000	300,618	(a)(b)
HSBC Bank PLC, Senior Notes (3 mo. USD LIBOR + 0.640%)	2.479%	5/15/18	300,000	300,060	(a)(b)
ING Bank NV, Senior Notes (3 mo. USD LIBOR + 0.690%)	2.998%	10/1/19	300,000	301,757	(a)(b)
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.640%)	3.002%	7/23/18	581,000	582,623	(a)(b)
Nordea Bank AB, Senior Notes (3 mo. USD LIBOR + 0.470%)	2.454%	5/29/20	591,000	593,967	(a)(b)
Sumitomo Mitsui Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.740%)	3.102%	7/23/18	500,000	500,749	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	2.514%	1/17/20	500,000	494,944

Total Banks				5,720,709

Capital Markets - 0.8%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.380%)	2.284%	5/22/18	260,000	260,050	(a)
UBS AG, Senior Notes (3 mo. USD LIBOR + 0.320%)	2.355%	12/7/18	667,000	667,646	(a)(b)

Total Capital Markets				927,696

Insurance - 0.5%
Berkshire Hathaway Finance Corp., Senior Notes (3 mo. USD LIBOR + 0.690%)	2.815%	3/15/19	581,000	584,392	(a)

TOTAL FINANCIALS				7,232,797

HEALTH CARE - 0.3%
Biotechnology - 0.3%
Gilead Sciences Inc., Senior Notes (3 mo. USD LIBOR + 0.220%)	2.422%	3/20/19	374,000	374,439	(a)

INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc., Senior Notes (3 mo. USD LIBOR + 0.820%)	2.740%	2/22/19	442,000	444,887	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $9,996,821)				10,019,165

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 1.1%
American Express Credit Account Master Trust, 2013-2 A (1 mo. USD LIBOR + 0.420%)	2.197%	5/17/21	$150,000	$150,257	(a)
Bank of America Credit Card Trust, 2014-A1 A (1 mo. USD LIBOR + 0.380%)	2.157%	6/15/21	245,000	245,533	(a)
BMW Floorplan Master Owner Trust, 2015-1A A (1 mo. USD LIBOR + 0.500%)	2.277%	7/15/20	350,000	350,217	(a)(b)
Educational Funding of the South Inc., 2011-1 A2 (3 mo. USD LIBOR + 0.650%)	2.395%	4/25/35	84,310	84,407	(a)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2 (1 mo. USD LIBOR + 0.570%)	2.347%	1/15/22	150,000	150,876	(a)
GMF Floorplan Owner Revolving Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.500%)	2.277%	5/15/20	400,000	400,052	(a)(b)
Honda Auto Receivables Owner Trust, 2015-2 A3	1.040%	2/21/19	44	44

TOTAL ASSET-BACKED SECURITIES (Cost - $1,379,279)				1,381,386

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 1.0%
Federal National Mortgage Association (FNMA), 2012-M11 FA (1 mo. USD LIBOR + 0.500%)	2.088%	8/25/19	69,204	69,194	(a)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	2.091%	12/20/60	107,017	107,086	(a)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.191%	12/20/60	197,173	197,907	(a)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.141%	2/20/61	227,152	227,641	(a)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	2.171%	3/20/61	122,776	123,097	(a)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.191%	3/20/61	63,647	63,844	(a)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	2.161%	8/20/61	61,946	62,102	(a)
Government National Mortgage Association (GNMA), 2012-H08 FA (1 mo. USD LIBOR + 0.600%)	2.291%	1/20/62	229,671	231,006	(a)
Government National Mortgage Association (GNMA), 2015-H26 FK (1 mo. USD LIBOR + 0.500%)	2.191%	5/20/61	118,928	119,045	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,197,210)				1,200,922

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $12,573,310)				12,601,473

SHORT-TERM INVESTMENTS - 89.5%
Certificates of Deposit - 40.9%
Bank of America NA	1.490%	5/16/18	1,000,000	999,862
Bank of Montreal	1.840%	9/11/18	350,000	349,445
Bank of Montreal (3 mo. USD LIBOR + 0.170%)	2.090%	5/23/18	1,000,000	1,000,174	(a)
Bank of Montreal (3 mo. USD LIBOR + 0.390%)	2.738%	7/16/18	600,000	600,376	(a)
Bank of Montreal (3 mo. USD LIBOR + 0.250%)	2.587%	10/11/18	500,000	499,630	(a)
Bank of Nova Scotia (1 mo. USD LIBOR + 0.160%)	2.058%	6/26/18	500,000	500,091	(a)
Bank of Nova Scotia	1.580%	8/8/18	1,000,000	998,098
Bank of Nova Scotia (3 mo. USD LIBOR + 0.250%)	2.589%	10/12/18	500,000	500,142	(a)
Bank of Nova Scotia (3 mo. USD LIBOR + 0.380%)	2.364%	2/28/19	510,000	510,895	(a)

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Bank of Tokyo-Mitsubishi UFJ NY (3 mo. USD LIBOR + 0.450%)	2.507%	9/9/19	$700,000	$701,534	(a)
Barclays Bank PLC (3 mo. USD LIBOR + 0.470%)	2.355%	5/17/18	350,000	350,091	(a)
Barclays Bank PLC	1.990%	8/1/18	250,000	249,720
BNP Paribas NY Branch	2.520%	3/6/19	500,000	499,752
Canadian Imperial Bank of Commerce (1 mo. USD LIBOR + 0.190%)	2.088%	5/22/18	250,000	250,043	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.360%)	2.151%	8/8/18	1,000,000	1,000,674	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.230%)	2.265%	12/7/18	300,000	300,203	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.230%)	2.017%	2/4/19	250,000	250,121	(a)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.410%)	2.612%	9/20/19	500,000	500,641	(a)
Cooperatieve Rabobank U.A.	1.720%	10/19/18	800,000	797,390
Credit Agricole CIB (3 mo. USD LIBOR + 0.190%)	1.963%	5/1/18	500,000	500,004	(a)
Credit Agricole CIB (3 mo. USD LIBOR + 0.560%)	2.902%	7/13/18	411,000	411,344	(a)
Credit Agricole CIB	1.570%	8/10/18	780,000	778,507
Credit Suisse NY (1 mo. USD LIBOR + 0.340%)	2.227%	5/3/18	1,000,000	1,000,040	(a)
Credit Suisse NY	1.700%	7/5/18	800,000	799,482
Credit Suisse NY (1 mo. USD LIBOR + 0.260%)	2.154%	7/12/18	250,000	250,077	(a)
Credit Suisse NY (1 mo. USD LIBOR + 0.260%)	2.160%	7/27/18	475,000	475,105	(a)
Credit Suisse NY (1 mo. USD LIBOR + 0.250%)	2.157%	8/1/18	250,000	250,040	(a)
DnB NOR Bank ASA	1.680%	10/19/18	250,000	249,193
HSBC Bank USA (1 mo. USD LIBOR + 0.160%)	2.054%	7/12/18	500,000	500,053	(a)
Landesbank Hessen-Thuringen	1.620%	5/16/18	1,050,000	1,049,896
Lloyds Bank PLC (1 mo. USD LIBOR + 0.180%)	2.077%	5/14/18	1,000,000	1,000,117	(a)
Mitsubishi UFJ Trust & Banking NY	2.080%	6/6/18	2,500,000	2,500,387
Mitsubishi UFJ Trust & Banking NY	1.740%	6/29/18	250,000	249,886
Mizuho Bank Ltd.	2.150%	6/4/18	1,500,000	1,500,380
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.310%)	2.201%	9/6/18	1,000,000	997,560	(a)
Mizuho Bank Ltd. (3 mo. USD LIBOR + 0.500%)	2.786%	9/24/18	500,000	500,346	(a)
National Bank of Canada	1.660%	9/21/18	710,000	708,077
National Bank of Canada (1 mo. USD LIBOR + 0.230%)	2.128%	9/21/18	500,000	499,818	(a)
Natixis NY (3 mo. USD LIBOR + 0.300%)	2.091%	5/8/18	450,000	450,033	(a)
Natixis NY (3 mo. USD LIBOR + 0.120%)	2.462%	7/13/18	250,000	250,229	(a)
Natixis NY	2.150%	7/31/18	525,000	524,791
Natixis NY	1.600%	8/23/18	2,000,000	1,994,983
Norinchukin Bank	1.600%	5/8/18	1,000,000	999,962
Norinchukin Bank (1 mo. USD LIBOR + 0.200%)	2.101%	5/31/18	1,000,000	1,000,214	(a)
Norinchukin Bank	2.400%	9/24/18	1,000,000	1,000,000
Oversea-Chinese Banking Corp. Ltd.	1.580%	5/14/18	250,000	249,971
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.190%)	2.073%	9/4/18	500,000	499,801	(a)
Oversea-Chinese Banking Corp., Ltd. (1 mo. USD LIBOR + 0.120%)	2.007%	5/3/18	301,000	301,007	(a)
Royal Bank of Canada	1.545%	7/13/18	1,500,000	1,498,098
Royal Bank of Canada (1 mo. USD LIBOR + 0.180%)	2.074%	7/18/18	500,000	500,052	(a)
Royal Bank of Canada	2.410%	9/24/18	1,000,000	1,000,000
Societe Generale NY (3 mo. USD LIBOR + 0.260%)	2.071%	5/11/18	500,000	500,046	(a)
Societe Generale NY (1 mo. USD LIBOR + 0.120%)	2.018%	5/21/18	657,000	657,082	(a)
Standard Chartered Bank	1.620%	6/1/18	1,644,000	1,643,653
Standard Chartered Bank (1 mo. USD LIBOR + 0.210%)	2.107%	6/14/18	500,000	500,134	(a)

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.310%)	2.201%	9/6/18	$1,500,000	$1,499,985	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.390%)	2.425%	12/7/18	940,000	941,418	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.370%)	2.723%	1/17/19	1,000,000	1,000,945	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.460%)	2.299%	5/15/19	400,000	401,079	(a)
Sumitomo Mitsui Banking Corp. (3 mo. USD LIBOR + 0.370%)	2.707%	7/11/19	250,000	250,483	(a)
Svenska Handelsbanken NY (3 mo. USD LIBOR + 0.350%)	2.170%	8/13/18	250,000	250,173	(a)
Svenska Handelsbanken NY (3 mo. USD LIBOR + 0.210%)	2.568%	2/1/19	750,000	750,418	(a)
Toronto Dominion Bank NY (3 mo. USD LIBOR + 0.080%)	1.867%	5/3/18	500,000	500,006	(a)
Toronto Dominion Bank NY (1 mo. USD LIBOR + 0.170%)	2.068%	5/23/18	100,000	100,016	(a)
Toronto Dominion Bank NY	1.600%	7/20/18	750,000	748,980
Toronto Dominion Bank NY (1 mo. USD LIBOR + 0.200%)	2.096%	8/17/18	500,000	499,920	(a)
Toronto Dominion Bank NY	1.600%	8/22/18	500,000	498,893
Toronto Dominion Bank NY	1.600%	8/24/18	1,700,000	1,696,164
UBS AG Stamford CT	1.550%	5/10/18	2,000,000	1,999,870
Wells Fargo Bank N.A.	1.850%	6/1/18	250,000	249,997
Westpac Banking Corp.	2.060%	11/1/18	250,000	249,643

Total Certificates of Deposit (Cost - $50,279,497)				50,287,240

Commercial Paper - 48.0%
Abbey National Treasury Services PLC	2.241%	5/29/18	3,000,000	2,995,486	(d)
ABN AMRO Funding USA LLC	2.217%	7/11/18	1,150,000	1,145,009	(d)(e)
ABN AMRO Funding USA LLC	2.378%	9/5/18	1,000,000	991,595	(d)(e)
ANZ New Zealand International Ltd.	0.125%	5/21/18	1,250,000	1,250,215	(d)(e)
ASB Finance Ltd. (3 mo. USD LIBOR + 0.150%)	2.373%	6/21/18	1,500,000	1,500,949	(a)(e)
Australia & New Zealand Banking Group Ltd.	0.077%	9/5/18	310,000	309,877	(d)(e)
Bank Nederlandse Gemeenten NV	2.110%	5/31/18	1,020,000	1,018,293	(d)(e)
Bank of Nova Scotia	2.179%	5/30/18	1,000,000	998,467	(d)(e)
Bank of Nova Scotia	2.162%	6/7/18	500,000	499,009	(d)(e)
Bank of Nova Scotia	2.114%	1/4/19	500,000	491,333	(d)(e)
BNP Paribas Fortis SA	1.912 - 2.451%	5/14/18	4,090,000	4,087,174	(d)
BNZ International Funding Ltd.	0.056%	6/1/18	1,000,000	1,000,183	(d)(e)
BNZ International Funding Ltd. (1 mo. USD LIBOR + 0.230%)	2.127%	10/10/18	500,000	499,773	(a)(e)
BPCE SA	2.120%	5/25/18	1,000,000	998,799	(d)(e)
Canadian Imperial Bank of Commerce	2.211%	6/4/18	2,000,000	1,996,743	(d)(e)
Commonwealth Bank of Australia	0.191%	7/23/18	250,000	250,004	(d)(e)
Commonwealth Bank of Australia	0.048%	10/11/18	250,000	249,879	(d)(e)
Commonwealth Bank of Australia	0.126%	1/18/19	1,000,000	999,191	(d)(e)
Consolidated Edison Co.	2.204%	5/16/18	1,000,000	999,078	(d)(e)
Credit Suisse NY	1.633%	5/8/18	250,000	249,902	(d)
Credit Suisse NY	2.250%	6/15/18	150,000	149,633	(d)
Credit Suisse NY	1.977%	6/26/18	250,000	249,225	(d)
Credit Suisse NY	1.898%	7/12/18	250,000	248,940	(d)

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
DBS Bank Ltd. (1 mo. USD LIBOR + 0.120%)	2.016%	5/17/18	$1,000,000	$1,000,107	(a)(e)
DBS Bank Ltd.	2.139%	6/1/18	1,000,000	998,228	(d)(e)
DBS Bank Ltd.	2.192%	6/11/18	2,000,000	1,995,310	(d)(e)
DnB NOR Bank ASA	0.049%	6/5/18	302,000	302,061	(d)(e)
DnB NOR Bank ASA	0.038%	6/6/18	390,000	390,083	(d)(e)
DnB NOR Bank ASA	2.325 - 2.479%	8/24/18	640,000	635,294	(d)(e)
HSBC Bank PLC	0.208%	7/25/18	500,000	499,999	(d)(e)
HSBC Bank PLC (1 mo. USD LIBOR + 0.420%)	2.320%	9/27/18	500,000	500,191	(a)(e)
HSBC Bank PLC (1 mo. USD LIBOR + 0.200%)	2.078%	11/5/18	250,000	249,782	(a)(e)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.240%)	2.123%	5/4/18	250,000	250,011	(a)
ING U.S. Funding LLC	0.227%	5/8/18	540,000	540,035	(d)
ING U.S. Funding LLC	1.959%	5/11/18	150,000	149,916	(d)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.220%)	2.117%	5/11/18	250,000	250,027	(a)
ING U.S. Funding LLC	0.033%	6/18/18	1,000,000	1,000,200	(d)
ING U.S. Funding LLC	2.128%	7/16/18	750,000	746,456	(d)
ING U.S. Funding LLC	0.175%	7/23/18	600,000	600,051	(d)
JPMorgan Securities LLC	1.593%	5/1/18	500,000	499,976	(d)
JPMorgan Securities LLC	1.992%	6/1/18	700,000	698,787	(d)
JPMorgan Securities LLC	1.935%	6/22/18	250,000	249,244	(d)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.260%)	2.154%	7/18/18	500,000	500,139	(a)
JPMorgan Securities LLC	2.470%	9/24/18	1,000,000	989,926	(d)
JPMorgan Securities LLC	2.302%	1/31/19	500,000	489,903	(d)(e)
JPMorgan Securities LLC	2.502%	3/5/19	500,000	488,593	(d)(e)
Mitsubishi UFJ Trust & Banking NY	2.420%	8/1/18	1,000,000	994,022	(d)(e)
National Bank of Canada	2.319 - 2.370%	7/16/18	975,000	970,510	(d)(e)
Nordea Bank AB	2.390%	7/24/18	500,000	497,489	(d)(e)
NRW Bank	2.443%	7/30/18	370,000	367,970	(d)(e)
Ontario Teachers’ Finance Trust	2.462%	10/4/18	1,000,000	989,468	(b)(d)
Oversea-Chinese Banking Corp. Ltd.	0.187%	5/16/18	2,000,000	2,000,226	(d)(e)
Oversea-Chinese Banking Corp. Ltd.	0.197%	1/10/19	250,000	249,840	(d)(e)
Oversea-Chinese Banking Corp., Ltd.	1.830 - 1.910%	5/14/18	500,000	499,636	(d)(e)
Royal Bank of Canada	2.051%	10/15/18	250,000	247,156	(d)
Skandinaviska Enskilda Banken AB	2.019 - 2.388%	7/17/18	855,000	851,143	(d)(e)
Skandinaviska Enskilda Banken AG	2.169%	7/20/18	300,000	298,573	(d)(e)
Societe Generale	2.003%	6/6/18	630,000	628,805	(d)(e)
Societe Generale SA	2.014 - 2.211%	5/31/18	2,000,000	1,996,874	(d)(e)
Societe Generale SA	2.327%	8/31/18	250,000	247,989	(d)(e)
Sumitomo Mitsui Banking Corp.	2.262%	6/6/18	1,000,000	998,037	(d)(e)
Sumitomo Mitsui Banking Corp.	2.070 - 2.119%	7/23/18	925,000	920,213	(d)(e)
Sumitomo Mitsui Trust NY	2.353%	6/21/18	1,000,000	997,147	(d)(e)
Svenska Handelsbanken AB	2.390%	7/23/18	500,000	497,473	(d)(e)
Swedbank AB	1.752%	5/16/18	1,000,000	999,240	(d)
Swedbank AB	2.173%	8/13/18	300,000	298,088	(d)
UBS AG (3 mo. USD LIBOR + 0.200%)	2.184%	5/31/18	250,000	250,072	(a)(e)

UBS AG (3 mo. USD LIBOR + 0.230%)	2.021%	11/8/18	1,250,000	1,251,149	(a)(e)
UBS AG (1 mo. USD LIBOR + 0.320%)	2.218%	12/21/18	300,000	299,719	(a)(e)
United Overseas Bank Ltd.	1.956%	5/3/18	850,000	849,876	(d)(e)
United Overseas Bank Ltd.	1.983 - 2.158%	5/21/18	3,360,000	3,356,378	(d)(e)
Westpac Banking Corp.	0.188%	5/24/18	284,000	284,031	(d)(e)

Total Commercial Paper (Cost - $59,040,482)				59,044,200

See Notes to Schedule of Investments.

SHORT TERM YIELD PORTFOLIO

Schedule of investments (unaudited) (cont’d)	April 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Time Deposits - 0.6%
Bank of New York (Cost - $691,000)	1.680%	5/1/18	$691,000	$691,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $110,010,979)				110,022,440

TOTAL INVESTMENTS - 99.7% (Cost - $122,584,289)				122,623,913
Other Assets in Excess of Liabilities - 0.3%				323,769

TOTAL NET ASSETS - 100.0%				$122,947,682

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Rate shown represents yield-to-maturity.

(e)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Short Term Yield Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$10,019,165	—	$10,019,165
Asset-Backed Securities	—	1,381,386	—	1,381,386
Collateralized Mortgage Obligations	—	1,200,922	—	1,200,922

Total Long-Term Investments	—	12,601,473	—	12,601,473

Short-Term Investments†:
Certificates of Deposit	—	50,287,240	—	50,287,240
Commercial Paper	—	59,044,200	—	59,044,200
Time Deposits	—	691,000	—	691,000

Total Short-Term Investments	—	110,022,440	—	110,022,440

Total Investments	—	$122,623,913	—	$122,623,913

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 26, 2018